UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07276)

Exact name of registrant as specified in charter: Putnam California Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam California Investment Grade Municipal Trust
The fund's portfolio
7/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (122.5%)(a)

	Rating (RAT)	Principal amount	Value

California (120.4%)
ABAG Fin. Auth. COP
(American Baptist Homes), Ser. A, 6.2s, 10/1/27	BB+	$500,000	$507,525
(Odd Fellows Home), 6s, 8/15/24	A+	1,000,000	1,030,970
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/25	Aaa	1,880,000	1,957,362
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA, 5 1/4s, 10/1/22	Aaa	1,530,000	1,638,844
Beverly Hills, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. B, 5s, 8/1/20	Aa2	1,325,000	1,396,616
CA G.O. Bonds, 5 3/4s, 12/1/29	A1	160,000	170,448
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s,
11/15/23	A2	500,000	511,295
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/16	A2	230,000	242,160
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	750,000	736,800
CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A,
MBIA, 5 3/8s, 8/15/30 (SEG)	Aaa	1,600,000	1,653,168
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	1,000,000	1,011,400
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	100,000	104,681
CA Hsg. Fin. Agcy. Rev. Bonds
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	Aaa	1,650,000	1,682,522
(Home Mtge.), Ser. C, FGIC, 3.7s, 2/1/13	Aaa	1,000,000	990,320
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	240,000	249,132
CA State G.O. Bonds
5 3/4s, 12/1/29 (Prerefunded)	A1	520,000	557,830
5 1/4s, 12/1/23	A+	1,000,000	1,055,710
5 1/8s, 4/1/23	A+	250,000	260,838
5s, 5/1/24	A1	2,000,000	2,068,580
Ser. 2, 5s, 9/1/23	A1	500,000	519,260
CA State Dept. of Wtr. Resources Rev. Bonds
(Center Valley), Ser. J-2, 7s, 12/1/12	Aa2	4,000,000	4,686,680
Ser. A, AMBAC, 5 1/2s, 5/1/16 (Prerefunded)	Aaa	1,000,000	1,098,790
CA State U. Syst. Rev. Bonds, Ser. A, AMBAC, 5s,
11/1/33	Aaa	2,290,000	2,344,067
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	950,000	952,062
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	850,000	866,473
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	455,000	469,173
(Thomas Jefferson School of Law), Ser. B, 4 7/8s,
10/1/31	BBB-	470,000	461,347
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	700,000	715,211
CA Tobacco Securitization Agcy. Rev. Bonds (Gold Cnty.
Funding Corp.), 5 3/4s, 6/1/27 (Prerefunded)	AAA	970,000	1,066,399
Capistrano, Unified School Dist. Cmnty. Fac. Special
Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29
(Prerefunded)	BBB/P	1,000,000	1,075,740
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA)
6s, 2/1/30	Baa2	200,000	207,112
6s, 2/1/20	Baa2	500,000	520,870
Cerritos, Cmnty. College Dist. G.O. Bonds (Election
of 2004), Ser. A, MBIA
5s, 8/1/24 (Prerefunded)	Aaa	1,620,000	1,752,937
5s, 8/1/24	Aaa	125,000	130,265
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA, 5s, 8/1/25
(Prerefunded)	Aaa	1,945,000	2,099,044
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	225,000	227,705
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	1,500,000	613,290
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	504,455
Desert, Cmnty. College Dist. G.O. Bonds, Ser. A, MBIA,

5s, 8/1/26 (Prerefunded)	Aaa	2,000,000	2,158,400
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	A-	750,000	767,543
Folsom Cordova, Unified School Dist. No. 2 G.O. Bonds
(Election of 2002), Ser. B, FSA, 5s, 10/1/28	Aaa	1,275,000	1,322,481
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,200,000	1,242,132
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-3, 7 7/8s, 6/1/42	BBB	300,000	362,259
Ser. 03-A1, 6 3/4s, 6/1/39	BBB	1,000,000	1,122,810
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	1,030,000	1,126,645
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,655,595
Irvine Ranch, Wtr. Dist. VRDN, 3.59s, 4/1/33	A-1+	1,000,000	1,000,000
Jurupa, Unified School Dist. G.O. Bonds (Election
of 2001), FGIC, 5s, 8/1/25	Aaa	1,920,000	1,989,869
Los Angeles, Sanitation Equip. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/1/24	Aaa	1,130,000	1,171,426
Los Angeles, Wtr. & Pwr. Rev. Bonds (Pwr. Syst.), Ser.
B, FSA, 5 1/8s, 7/1/20	Aaa	2,000,000	2,114,820
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	500,000	525,215
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	500,000	546,705
Sacramento, City Unified School Dist. G.O. Bonds
(Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,064,740
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	268,978
San Jose Fin. Auth. Rev. Bonds (Civic Ctr.), Ser. B,
AMBAC, 5s, 6/1/27	Aaa	2,000,000	2,043,440
San Jose, Redev. Agcy. Tax Alloc. (Merged Area
Redev.), FGIC, 5s, 8/1/27	Aaa	1,270,000	1,309,281
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	Aaa	1,000,000	1,021,130
San Juan, Basin Auth. Lease Rev. Bonds (Ground Wtr.
Recvy.), AMBAC, 5s, 12/1/22	Aaa	1,000,000	1,035,000
San Ramon Valley, Unified School Dist. G.O. Bonds
(Election of 2002), FSA, 5s, 8/1/24	Aaa	1,425,000	1,485,021
Santa Barbara, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. B, FSA, 5s, 8/1/29	Aaa	1,000,000	1,035,300
Santa Maria, Joint Unified High School Dist. G.O.
Bonds, Ser. A, FSA, 5 1/4s, 8/1/25 (Prerefunded)	Aaa	1,500,000	1,672,365
State Center, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, MBIA, 5 1/4s, 8/1/25	Aaa	1,125,000	1,197,439
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. B, 6s, 6/1/43 (Prerefunded)	AAA	500,000	556,160
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	200,000	197,536
Torrance, Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s,
6/1/22	A1	500,000	547,145
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,020,960
U. of CA Rev. Bonds, Ser. A, AMBAC, 5 1/8s, 5/15/18	Aaa	1,000,000	1,061,930
Vacaville, Unified School Dist. G.O. Bonds (Election
of 2001), MBIA, 5s, 8/1/30	AAA	1,000,000	1,034,400
Vallejo, COP (Marine World Foundation), 7s, 2/1/17	BBB-/P	800,000	825,640
Victor, Elementary School Dist. COP (School
Construction Refinancing), MBIA, 6.45s, 5/1/18	Aaa	3,345,000	3,936,965
West Contra Costa Unified School Dist. G.O. Bonds
(Election of 2002), Ser. C, FGIC, 5s, 8/1/29	AAA	2,170,000	2,246,601
WM S. Hart, Unified High School Dist. G.O. Bonds, Ser.
A, MBIA, 5s, 9/1/23	Aaa	1,000,000	1,039,820
			80,842,832

Puerto Rico (2.1%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. C, 5 1/4s, 1/1/15	BBB	500,000	521,375
Ser. B, 5s, 12/1/13	BBB	125,000	130,124
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	500,000	514,975
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/10	BBB	250,000	257,467
			1,423,941

TOTAL INVESTMENTS

Total investments (cost $79,145,484) (b)			$82,266,773

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	36	$3,817,125	Sep-06	$21,605

NOTES

(a) Percentages indicated are based on net assets of $67,142,660.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $79,145,484, resulting in gross unrealized appreciation and depreciation of $3,326,057 and $204,768, respectively, or net unrealized appreciation of $3,121,289.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

At July 31, 2006, liquid assets totaling $3,817,125 have been designated as collateral for open futures contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at July 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

Utilities	14.2%
Health-care	10.3

The fund had the following insurance concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

MBIA	22.0%
FSA	12.9
AMBAC	11.8
FGIC	10.2

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Investment Grade Municipal Trust

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006